BNY Mellon Developed Markets Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1%
Australia — 6.6%
Dexus	398,060	1,863,871
DigiCo Infrastructure REIT(a)	265,460	475,449
Gemlife Communities Group(b)	161,820	566,823
Goodman Group	394,170	8,374,133
Mirvac Group	2,318,980	3,233,581
NEXTDC Ltd.(a),(b)	178,660	1,650,521
Region Group	802,466	1,290,955
Scentre Group	1,100,430	3,114,863
		20,570,196
Belgium — 1.6%
Aedifica SA	22,230	1,960,252
Cofinimmo SA	8,320	864,994
Warehouses De Pauw, CVA	80,060	2,273,714
		5,098,960
Canada — 2.1%
Allied Properties Real Estate Investment Trust	21,200	218,749
Chartwell Retirement Residences	163,370	2,425,984
First Capital Real Estate Investment Trust	68,590	996,876
H&R Real Estate Investment Trust	59,140	466,901
RioCan Real Estate Investment Trust	175,880	2,520,045
		6,628,555
France — 1.9%
Gecina SA	18,130	1,668,549
Mercialys SA	43,280	543,616
Unibail-Rodamco-Westfield	32,940	3,643,407
		5,855,572
Germany — 1.9%
LEG Immobilien SE	33,613	2,422,065
Vonovia SE	118,550	3,460,705
		5,882,770
Hong Kong — 3.5%
Link REIT	621,700	2,846,745
Sun Hung Kai Properties Ltd.	321,000	5,180,294
Swire Properties Ltd.	435,800	1,324,752
Wharf Real Estate Investment Co. Ltd.	497,500	1,735,633
		11,087,424
Ireland — .3%
Irish Residential Properties REIT PLC	710,860	852,515
Japan — 9.0%
Comforia Residential REIT, Inc.	2,745	1,983,377
Daiwa Office Investment Corp.	283	673,657
GLP J-REIT	2,265	2,080,709
Invincible Investment Corp.	2,304	975,240
Japan Real Estate Investment Corp.	1,907	1,537,581
Kasumigaseki Hotel REIT Investment Corp.	679	457,448
KDX Realty Investment Corp.	1,701	1,838,521
LaSalle Logiport REIT	781	792,132
Mitsubishi Estate Co. Ltd.	144,000	3,673,913

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Japan — 9.0% (continued)
Mitsui Fudosan Co. Ltd.	531,000	6,090,586
Nippon Building Fund, Inc.	1,811	1,681,890
Nomura Real Estate Master Fund, Inc.	2,015	2,175,001
Sumitomo Realty & Development Co. Ltd.	152,700	4,245,648
		28,205,703
Luxembourg — .2%
Shurgard Self Storage Ltd.	22,470	816,384
Mexico — .4%
Corp Inmobiliaria Vesta SAB de CV, ADR	44,600	1,379,924
Singapore — 3.0%
CapitaLand Ascendas REIT	419,000	939,614
CapitaLand Integrated Commercial Trust	773,200	1,454,851
CapitaLand Investment Ltd.	489,700	1,186,083
City Developments Ltd.	101,500	741,549
Digital Core REIT Management Pte Ltd.	612,190	331,054
Frasers Centrepoint Trust	666,200	1,173,720
Keppel REIT	1,353,511	1,048,489
Mapletree Logistics Trust(a)	1,053,800	1,119,668
NTT DC REIT(b)	1,465,000	1,495,548
		9,490,576
Spain — 1.2%
Cellnex Telecom SA(c)	38,650	1,192,486
Merlin Properties Socimi SA	169,120	2,508,978
		3,701,464
Sweden — 1.3%
Castellum AB	150,460	1,859,732
Catena AB	26,321	1,366,359
Fastighets AB Balder, Cl. B(b)	120,550	907,280
		4,133,371
Switzerland — .3%
Swiss Prime Site AG	5,690	966,437
United Kingdom — 3.7%
Derwent London PLC	44,800	1,179,919
LondonMetric Property PLC	704,456	1,928,414
Primary Health Properties PLC	1,112,919	1,577,672
The British Land Company PLC	474,987	2,702,341
The UNITE Group PLC	197,320	1,534,958
Tritax Big Box REIT PLC	1,146,050	2,595,256
		11,518,560
United States — 62.1%
Agree Realty Corp.(a),(d)	70,480	5,090,770
Alexandria Real Estate Equities, Inc.(d)	34,720	1,897,101
American Healthcare REIT, Inc.(a),(d)	71,850	3,370,484
American Homes 4 Rent, Cl. A(d)	139,670	4,374,464
Americold Realty Trust, Inc.(d)	46,680	579,299
Brixmor Property Group, Inc.(d)	257,420	6,896,282
Broadstone Net Lease, Inc.(d)	89,510	1,656,830
BXP, Inc.(d)	23,050	1,490,644
Camden Property Trust(d)	59,380	6,475,389
Cousins Properties, Inc.(d)	137,478	3,469,945
DiamondRock Hospitality Co.(d)	181,830	1,669,199

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
United States — 62.1% (continued)
Digital Realty Trust, Inc.(d)	66,900	11,102,055
Douglas Emmett, Inc.(d)	77,340	816,710
EastGroup Properties, Inc.(d)	4,250	771,970
Equinix, Inc.(d)	18,490	15,178,996
Equity LifeStyle Properties, Inc.(d)	50,390	3,183,136
Equity Residential(d)	7,980	497,314
Essex Property Trust, Inc.(d)	6,920	1,742,940
Extra Space Storage, Inc.(d)	62,990	8,690,730
First Industrial Realty Trust, Inc.(d)	62,240	3,611,787
Healthcare Realty Trust, Inc.(d)	158,910	2,668,099
Healthpeak Properties, Inc.(d)	55,820	962,337
Host Hotels & Resorts, Inc.(d)	204,010	3,780,305
Invitation Homes, Inc.(d)	120,230	3,213,748
Iron Mountain, Inc.(d)	55,150	5,080,970
Kimco Realty Corp.(d)	318,918	6,722,791
Kite Realty Group Trust(d)	188,700	4,432,563
Lineage, Inc.(a),(d)	11,310	403,880
National Health Investors, Inc.(d)	29,130	2,392,156
Omega Healthcare Investors, Inc.(d)	76,468	3,355,416
Prologis, Inc.(d)	111,480	14,554,829
Public Storage(d)	27,210	7,515,130
Realty Income Corp.(d)	75,580	4,622,473
Rexford Industrial Realty, Inc.(d)	47,380	1,920,311
Sabra Health Care REIT, Inc.(a),(d)	65,410	1,225,129
Simon Property Group, Inc.(d)	26,090	4,991,278
SL Green Realty Corp.(d)	31,270	1,400,271
The Macerich Company(d)	144,470	2,734,817
UDR, Inc.(d)	163,750	6,083,313
Ventas, Inc.(d)	129,890	10,088,556
VICI Properties, Inc.(d)	77,780	2,184,062
Vornado Realty Trust(d)	68,980	2,199,082
Welltower, Inc.(d)	103,700	19,532,932
		194,630,493
Total Equity Securities - Common Stocks (cost $251,721,999)		310,818,904

1-Day Yield (%)
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,043,845)	3.72	2,043,845	2,043,845

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $181,969)	3.72	181,969	181,969
Total Investments (cost $253,947,813)		99.8%	313,044,718
Cash and Receivables (Net)		.2%	486,534
Net Assets		100.0%	313,531,252

ADR—American Depositary Receipt
CVA—Company Voluntary Arrangement
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $6,377,203 and the value of the collateral was
$6,598,122, consisting of cash collateral of $181,969 and U.S. Government & Agency securities valued at $6,416,153.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to $1,192,486 or .4% of net assets.

(d)	Investment in real estate investment trust within the United States.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Developed Markets Real Estate Securities Fund
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	202,638,972	108,179,932††	—	310,818,904
Investment Companies	2,225,814	—	—	2,225,814
	204,864,786	108,179,932	—	313,044,718

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s Valuation Designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At January 31, 2026, accumulated net unrealized appreciation on investments was $59,096,905, consisting of $66,055,914 gross unrealized appreciation and $6,959,009 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.